CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 159,543	$ 6,621
Restricted cash	0	22,009
Other assets	611,645	770,985
Total current assets	771,188	799,615
Non-current assets
Net investment in direct financing leases	688,663	2,778,471
Operating lease, right-of-use asset	0	50,935
Property and equipment, net	3,740	2,883
Total non-current assets	692,403	2,832,289
TOTAL ASSETS	1,463,591	3,631,904
Current liabilities
Other liabilities	4,307,188	3,715,268
Operating lease liability-current	0	55,022
Total current liabilities	4,307,188	3,770,290
Non-current liability
Deposits from direct financing leases	2,084,305	2,050,035
Due to related a party	464,000	464,000
Total non-current liabilities	2,548,305	2,514,035
Total Liabilities	6,855,493	6,284,325
Stockholders' Deficit
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2022 and 2021)(Note 10)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve	4,687,085	4,687,085
Accumulated losses	(209,759,763)	(206,948,669)
Accumulated other comprehensive losses	(12,144,005)	(12,327,253)
Total Stockholders' Deficit	(5,280,267)	(2,652,421)
Noncontrolling interests	(111,635)	0
Total Deficit	(5,391,902)	(2,652,421)
TOTAL LIABILITIES AND DEFICIT	$ 1,463,591	$ 3,631,904